UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

June 1, 2016 to June 30, 2016

Commission File Number of issuing entity: 333-190926-08

Central Index Key of issuing entity: 0001613766

NAVIENT STUDENT LOAN TRUST 2014-6

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190926

Central Index Key of depositor: 0000949114

NAVIENT FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key of sponsor: 0001601725

NAVIENT SOLUTIONS, INC.

(Exact name of sponsor as specified in its charter)

Scott Booher (703) 984-6890

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3480392 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o Deutsche Bank Trust Company Americas

60 Wall Street, 27th Floor

Mailstop NYC 60 2720

New York, New York

10005

(Zip Code)

(Address of principal executive offices

of issuing entity)

(703) 984-6578

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑ No ☐

Item 1. Distribution and Pool Performance Information.

On July 25, 2016, Navient Student Loan Trust 2014-6 (the “Trust”) made its regular monthly distribution of funds to holders of its Student Loan-Backed Notes. Navient Solutions, Inc., as the administrator, distributed the Monthly Distribution Report for the Trust for the period identified on the cover of this Form 10-D to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.navient.com/about/investors/debtasset/navientsltrusts/. There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to the Trust for the distribution period referred to in the second sentence of this paragraph. The depositor of the Trust filed its most recent report on Form ABS-15G on February 9, 2016 (such report is available at www.sec.gov under the depositor’s CIK No. 0000949114).

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

The following paragraph is disclosure received from Navient Solutions, Inc., the servicer for this transaction.

During the first quarter, Navient Corporation, certain Navient officers and directors, and the underwriters of certain Navient securities offerings have been sued in several putative securities class action lawsuits filed on behalf of certain investors in Navient stock or Navient unsecured debt. These cases, which were filed in the U.S. District Court for the District of Delaware, are: Menold v. Navient Corporation, et al. (filed February 11, 2016); Jagrelius v. Navient Corporation, et al. (filed February 16, 2016); and Policemen’s Annuity & Benefit Fund of Chicago v. Navient Corporation, et al. (filed February 26, 2016). On April 11, 2016, various plaintiffs filed Motions to Appoint Lead Counsel in the lawsuits. On June 30, 2016, the Court consolidated the three pending cases and appointed Lord Abbett Funds as Lead Plaintiff. The Navient defendants intend to vigorously defend against the allegations in this lawsuit. At this stage in the proceedings, we are unable to anticipate the timing of resolution or the ultimate impact, if any, that the legal proceedings may have on the consolidation financial position, liquidity, results of operations or cash-flows of Navient Corporation and its affiliates.

The following three paragraphs are disclosure received from Deutsche Bank National Trust Company and Deutsche Bank Trust Company Americas. Deutsche Bank National Trust Company (“DBNTC”) and Deutsche Bank Trust Company Americas (“DBTCA”) have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage backed securities (“RMBS”) trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss the amended complaint on July 15, 2016. Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of New York’s Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code. IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages.

It is DBTCA’s and DBNTC’s belief that they have no pending legal proceedings (including, based on DBTCA’s and DBNTC’s current evaluation, the litigation disclosed in the immediately preceding two paragraphs) that would materially affect their ability to perform their duties as trustee under the Indenture for this transaction.

Item 3. Sales of Securities and Use of Proceeds. None.

Item 4. Defaults Upon Senior Securities. None.

Item 5. Submission of Matters to a Vote of Security Holders. None.

Item 6. Significant Obligors of Pool Assets. No updates to report.

Item 7. Change in Sponsor Interest in the Securities. None.

Item 8. Significant Enhancement Provider Information. No updates to report.

Item 9. Other Information. None.

Item 10. Exhibits.

(a)	99.1 Monthly Distribution Report for Navient Student Loan Trust 2014-6 in relation to the distribution for July 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 8, 2016	NAVIENT STUDENT LOAN TRUST 2014-6

	By:	NAVIENT SOLUTIONS, INC., the Administrator

	By:	/s/ CHARLES S. BOOHER
	Name:	Charles S. Booher
	Title:	Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit

99.1	Monthly Distribution Report for Navient Student Loan Trust 2014-6 in relation to the distribution for July 2016.